Note 13 - Leases - Lease Amounts Included in Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of leases [line items]
Expense relating to short-term leases (included in other operating expenses)	$ (1,251)	$ (1,254)	$ (2,609)
Interest expense (included in finance expense)	(518)	(356)	(242)
Foreign exchange gain (loss)	601	(196)	103
Total lease-related expenses	(5,520)	(5,441)	(6,431)
Office properties [member]
Disclosure of leases [line items]
Depreciation expense of right-of-use assets	(1,838)	(1,664)	(2,047)
Equipment [member]
Disclosure of leases [line items]
Depreciation expense of right-of-use assets	$ (2,514)	$ (1,971)	$ (1,636)